Reverse Stock Split, Name Change and Increase in Authorized Shares (Details Narrative) - shares	Jun. 30, 2015	Dec. 31, 2014	Sep. 08, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000
Preferred stock, shares authorized			15,000,000
Number of outstanding shares	25,225,472	2,802,867		230,503
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized	200,000	200,000
Series A-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized	2,763,000	2,763,000
Pre Stock Split [Member]
Temporary Equity [Line Items]
Number of outstanding shares			13,932,937
Post Stock Split [Member]
Temporary Equity [Line Items]
Number of outstanding shares			1,741,617